Segment information	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Segment information
2. Segment information
There are five main global business divisions, which
are
each considered separate operating segments for management and reporting purposes, as these are reported separately to the Group’s chief operating decision-maker, the Pearson Executive Management team. These five divisions are Assessment & Qualifications, Virtual Learning, English Language Learning, Higher Education and Workforce Skills. In addition, the International Courseware local publishing businesses, which were under strategic review, were being managed as a separate division, known as Strategic Review. In 2022, some of the businesses from the Strategic Review division were disposed of (see note 31).
The following describes the principal activities of the five main operating segments:

—
Assessment & Qualifications – Pearson VUE, US School Assessment, Clinical Assessment, UK GCSE and A Levels and International academic qualifications and associated courseware including the English-speaking Canadian and Australian
K-12
businesses, and PDRI;

—	Virtual Learning – Virtual Schools and Online Program Management;

—	English Language Learning – Pearson Test of English, Institutional Courseware and English Online Solutions;

—	Workforce Skills – BTEC, GED, TalentLens, Faethm, Credly, Pearson College and Apprenticeships; and

—	Higher Education – US, Canadian and International Higher Education Courseware businesses.
The Pearson Executive Management team evaluates and allocates resources to operating segments, and evaluates the performance of each of its operating segments on the basis of adjusted operating profit, which is considered to be the segment measure.

All figures in £ millions Sales	2023	2022	2021
Assessment & Qualifications	1,559	1,444	1,238

Virtual Learning	616	820	713

English Language Learning	415	321	238

Workforce Skills	220	204	172

Higher Education	855	898	849

Strategic Review	9	154	218

Total sales	3,674	3,841	3,428

All figures in £ millions Adjusted operating profit	2023	2022	2021
Assessment & Qualifications	350	258	219

Virtual Learning	76	70	32

English Language Learning	47	25	15

Workforce Skills	(8)	(3)	27

Higher Education	110	91	73

Strategic Review	(2)	15	19

Total adjusted operating profit	573	456	385
A reconciliation of the operating segments’ measure of profit to profit for the year is provided below:

		2023	2022	2021
Adjusted operating profit		573	456	385

Cost of major restructuring		–	(150)	(214)

Property charges		(11)	–	–

Intangible charges		(48)	(56)	(51)

UK pension discretionary increases		–	(3)	–

Other net gains and losses		(16)	24	63
Operating profit		498	271	183

Finance costs	6	(81)	(71)	(68)

Finance income	6	76	123	62
Profit before tax		493	323	177

Income tax	7	(113)	(79)	1

Profit for the year		380	244	178
There were no material inter-segment sales in either 2023, 2022 or 2021.
Corporate costs are allocated to business segments on an appropriate basis depending on the nature of the cost and therefore the total segment result is equal to the Group operating profit.

Adjusted operating profit is shown in the above tables as it is the key financial measure used by management to evaluate the performance of the Group. The measure also enables investors to more easily, and consistently, track the underlying operational performance of the Group and its business segments over time by separating out those items of income and expenditure relating to acquisition and disposal transactions, certain property charges, major restructuring programmes and certain other items that are also not representative of underlying performance, which are explained below and reconciled within this note.
Cost of major restructuring – In 2023, there are no costs of major restructuring. In 2022, the restructuring costs of £150m mainly related to staff redundancies and impairment of right of use property assets. The 2022 charge includes the impact of updated assumptions related to the recoverability of right-of-use
assets made in 2021. In 2021, restructuring costs of £214m mainly related to the impairment of right-of-use
property assets, the write-down of product development assets and staff redundancies. The costs of these restructuring programmes are significant enough to exclude from the adjusted operating profit measure so as to better highlight the underlying performance (see note 4).
Property charges – Charges of £11m relate to impairments of property assets arising from the impact of updates in 2023 to assumptions initially made during the 2022 and 2021 restructuring programmes.
Intangible charges – These represent charges relating to intangibles acquired through business combinations. These charges are excluded as they reflect past acquisition activity and do not necessarily reflect the current year performance of the Group. Intangible amortisation charges in 2023 were £48m compared to a charge of £56m in 2022. This is due to decreased amortisation from disposals partially offset by additional amortisation from recent acquisitions. In 2021, intangible charges were £51m. In all three years, there were no impairment charges.
Other net gains and losses – These represent profits and losses on the sale of subsidiaries, joint ventures, associates and other financial assets and are excluded from adjusted operating profit as they distort the performance of the Group as reported on a statutory basis. Other net gains and losses also includes costs related to business closures and acquisitions. Other net gains and losses in 2023 relate to the gain on the disposal of the POLS business and gains related to the release of accruals and a provision related to historical acquisitions, offset by losses on the disposal of Pearson College and costs related to current and prior year disposals and acquisitions. In 2022, they related to the gains on the disposal of our international courseware local publishing businesses in Europe, French-speaking Canada and Hong Kong and a gain arising on a decrease in the deferred consideration payable on prior year acquisitions, offset by a loss on disposal of our international courseware local publishing businesses in South Africa due to recycling of currency translation adjustments and costs related to disposals and acquisitions. Other net gains and losses in 2021 largely related to the disposal of PIHE and the disposal of the K12 Sistemas business in Brazil offset by costs related to the acquisition of Faethm and the wind down of certain strategic review businesses.
UK pension discretionary increases – Charges in 2022 relate to one-off
pension increases awarded to certain cohorts of pensioners in response to the cost of living crisis.
Adjusted operating profit should not be regarded as a complete picture of the Group’s financial performance. For example, adjusted operating profit includes the benefits of major restructuring programmes but excludes the significant associated costs, and adjusted operating profit excludes costs related to acquisitions, and the amortisation of intangibles acquired in business combinations, but does not exclude the associated revenue. The Group’s definition of adjusted operating profit may not be comparable to other similarly titled measures reported by other companies.
The Group operates in the following main geographic areas:

			Sales	Non-current assets

All figures in £ millions	2023	2022	2021	2023	2022
UK	450	424	355	518	527

Other European countries	130	192	249	179	192

US	2,504	2,668	2,182	2,320	2,333

Canada	83	110	111	186	243

Asia Pacific	386	290	359	186	200

Other countries	121	157	172	20	17

Total	3,674	3,841	3,428	3,409	3,512
Sales are allocated based on the country in which the customer is located. This does not differ materially from the location where the order is received. The geographical split of non-current
assets is based on the subsidiary’s country of domicile. This is not materially different to the location of the assets.
Non-current
assets comprise investment property, property, plant and equipment, intangible assets and investments in joint ventures and associates.